UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Mar. 31, 2024	$ 0	$ 7,908,000	$ 2,860,360	$ (26,307)	$ 10,742,053
Beginning balance (in shares) at Mar. 31, 2024	40,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	(1,148,255)	0	(1,148,255)
Foreign currency translation adjustment	0	0	0	68,477	68,477
Ending balance at Sep. 30, 2024	$ 0	7,908,000	1,712,105	42,170	9,662,275
Ending balance (in shares) at Sep. 30, 2024	40,980,000
Beginning balance at Mar. 31, 2025	$ 0	21,817,729	(9,107,145)	57,159	12,767,743
Beginning balance (in shares) at Mar. 31, 2025	43,206,222
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares in connection with initial public offering, net of underwriting discounts and offering costs	$ 0	17,175,447	0	0	17,175,447
Issuance of ordinary shares in connection with initial public offering, net of underwriting discounts and offering costs (in shares)	5,031,250
Share-based compensation	$ 0	6,104,672	0	0	6,104,672
Net loss	0	0	(8,366,642)	0	(8,366,642)
Foreign currency translation adjustment	0	0	0	9,914	9,914
Ending balance at Sep. 30, 2025	$ 0	$ 45,097,848	$ (17,473,787)	$ 67,073	$ 27,691,134
Ending balance (in shares) at Sep. 30, 2025	48,237,472